united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	7/31

Date of reporting period:	7/31/24

Item 1. Reports to Stockholders.

(a)	Insert Tailored Shareholder Report

(CPMPX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about the Changing Parameters Fund (the Fund) for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at http://funddocs.filepoint.com/changingparametersfund/. You can also request this information by contacting us at 1-866-618-3456.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Changing Parameters Fund	$204	1.97%

How did the Fund perform during the reporting period?

The Fund's return was positive for the 12-month period that ended July 31, 2024. Investment market conditions improved during the period, aided by the Federal Reserve’s November 2023 announcement of its intention to lower interest rates, starting in 2024. Additionally, continued cooling of inflation throughout the period aided overall market conditions.

For the period, investments in High Yield, High Yield Muni, and Floating Rate bond funds had the strongest returns. The Fund, for the 12-month period, outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. The higher performance can be attributed to investing in assets further out the risk/liquidity spectrum. All positions were consistent with the Fund’s overall quantitative model-based investment strategy. The Fund's opening price for the period was $10.61 per share, and, as of the end of the period, it was $10.90 per share. There was a distribution of $0.4537 per share in December 2023.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Changing Parameters Fund
Bloomberg U.S. Aggregate Bond Index
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$15,189
$11,727
Jul-2014
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024

	Changing Parameters Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2014	$10,000	$10,000
Jul-2015	$9,797	$10,282
Jul-2016	$10,368	$10,893
Jul-2017	$10,951	$10,837
Jul-2018	$11,020	$10,750
Jul-2019	$11,497	$11,619
Jul-2020	$12,487	$12,794
Jul-2021	$13,819	$12,705
Jul-2022	$13,591	$11,546
Jul-2023	$14,181	$11,158
Jul-2024	$15,189	$11,727

The Fund's past performance is not a guarantee of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Changing Parameters Fund	7.11%	5.73%	4.27%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Fund Statistics

Net Assets	$92,718,562
Number of Portfolio Holdings	8
Advisory Fee	$1,332,693
Portfolio Turnover	254%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.7%
Open End Funds	97.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	2.7%
Alternative	5.1%
Fixed Income	92.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Lord Abbett Floating Rate Fund, Class I	28.6%
BrandywineGlobal High Yield Fund, Class I	19.4%
American Beacon SiM High Yield Opportunities Fund, Class Y	15.5%
MainStay MacKay High Yield Municipal Bond Fund, Class I	15.1%
PIMCO Preferred and Capital Security Fund, Institutional Class	7.0%
Payden Emerging Markets Bond Fund, Class SI	6.9%
JPMorgan Hedged Equity Fund, Class I	5.1%
Federated Hermes Government Obligations Fund, Institutional Class	2.7%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Changing Parameters Fund (CPMPX)

Annual Shareholder Report - July 31, 2024

Additional information on the Fund can be found athttp://funddocs.filepoint.com/changingparametersfund/, including:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-CPMPX

(b)	Not Applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not Applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $16,900 2023 - $16,300

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 - $3,000 2023 - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended July 31, 2023 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended July 31, 2023 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Changing Parameters Fund

Annual Financial Statements
July 31, 2024

CHANGING PARAMETERS FUND
SCHEDULE OF INVESTMENTS
July 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 97.6%
	ALTERNATIVE - 5.1%
151,285	JPMorgan Hedged Equity Fund, Class I	$4,748,831

	FIXED INCOME - 92.5%
1,551,534	American Beacon SiM High Yield Opportunities Fund, Class Y	14,320,661
1,759,804	BrandywineGlobal High Yield Fund, Class I	18,020,396
3,252,662	Lord Abbett Floating Rate Fund, Class I	26,541,725
1,166,248	MainStay MacKay High Yield Municipal Bond Fund, Class I	14,018,298
615,694	Payden Emerging Markets Bond Fund, Class SI	6,378,591
702,659	PIMCO Preferred and Capital Security Fund, Institutional Class	6,492,570
		85,772,241

	TOTAL OPEN END FUNDS (Cost $88,818,988)	90,521,072

	SHORT-TERM INVESTMENTS — 2.7%
	MONEY MARKET FUNDS - 2.7%
2,503,971	Federated Hermes Government Obligations Fund, Institutional Class, 5.19%(a) (Cost $2,503,971)	2,503,971

	TOTAL INVESTMENTS - 100.3% (Cost $91,322,959)	$93,025,043
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(306,481)
	NET ASSETS - 100.0%	$92,718,562

(a)	Rate disclosed is the seven day effective yield as of July 31, 2024.

See accompanying notes which are an integral part of these financial statements.

CHANGING PARAMETERS FUND
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2024

ASSETS:
Investments in securities at cost	$91,322,959
Investments in securities at value	$93,025,043
Dividends and interest receivable	11,030
Prepaid expenses and other assets	5 171
TOTAL ASSETS	93 041 244
LIABILITIES:
Payable for Fund shares redeemed	69,674
Accrued advisory fees	211,122
Payable to related parties	22,009
Other accrued expenses	19 877
TOTAL LIABILITIES	322 682

NET ASSETS	$92,718,562

NET ASSETS CONSIST OF:
Paid in capital	$86,866,152
Accumulated Earnings	5,852,410
NET ASSETS	$92,718,562

NET ASSET VALUE PER SHARE:
Net Assets	$92,718,562
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,501,923
Net asset value (net assets / shares outstanding), offering and redemption price per share	$10.91

See accompanying notes to financial statements

CHANGING PARAMETERS FUND
STATEMENT OF OPERATIONS
July 31, 2024

INVESTMENT INCOME
Dividend income	$4,374,699
Interest income	1,128,639
TOTAL INVESTMENT INCOME	5,503,338

EXPENSES
Investment advisory fees	1,332,693
Administrative services fees	113,071
Interest expense	106,013
Fund accounting fees	36,973
Transfer agent fees	32,475
Legal fees	32,066
Compliance officer fees	23,782
Audit fees	19,764
Trustees’ fees and expenses	17,926
Printing and postage expenses	13,559
Custody fees	13,203
Registration fees	5,675
Miscellaneous expenses	5,350
TOTAL EXPENSES	1,752,550
NET INVESTMENT INCOME	3,750,788

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from security transactions	1,405,188
Net change in unrealized appreciation of investments	967,173
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,372,361

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,123,149

See accompanying notes to financial statements

CHANGING PARAMETERS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July	Year Ended July
	31, 2024	31, 2023
FROM OPERATIONS:
Net investment income	$3,750,788	$2,953,037
Net realized gain from investments	1,405,188	979,402
Net change in unrealized appreciation/(depreciation) on investments	967 173	(286,259)
Net increase in net assets resulting from operations	6,123,149	3,646,180

DISTRIBUTIONS TO SHAREHOLDERS:
Total distribution paid	(3,663,658)	(4,104,913)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	5,799,179	3,023,397
Net asset value of shares issued in reinvestment of distributions to shareholders	3,663,658	4,104,913
Payments for shares redeemed	(6,013,733)	(5,228,801)
Net increase in net assets resulting from shares of beneficial interest	3,449,104	1,899,509

TOTAL INCREASE IN NET ASSETS	5,908,595	1,440,776

NET ASSETS
Beginning of year	86,809,967	85,369,191
End of year	$92,718,562	$86,809,967

SHARE ACTIVITY:
Shares sold	541,338	287,060
Shares reinvested	344,005	399,311
Shares redeemed	(561,946)	(496,314)
Net increase in shares of beneficial interest outstanding	323,397	190,057

See accompanying notes to financial statements

CHANGING PARAMETERS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended July		Year Ended July		Year Ended July		Year Ended July	Year Ended July
	31, 2024		31, 2023		31, 2022		31, 2021	31, 2020
Net asset value, beginning of year	$10.61		$10.69		$11.32		$10.94	$10.36
Activity from investment operations:
Net investment income(a)	0.45		0.36		—	(b)	0.30	0.25
Net realized and unrealized gain (loss) on investments	0.30		0.08		(0.17)		0.83	0.62
Total from investment operations	0.75		0.44		(0.17)		1.13	0.87
Less distributions from:
Net investment income	(0.32)		(0.09)		(0.25)		(0.28)	(0.29)
Net realized gains	(0.13)		(0.43)		(0.21)		(0.47)	—
Total distributions	(0.45)		(0.52)		(0.46)		(0.75)	(0.29)
Net asset value, end of year	$10.91	(d)	$10.61		$10.69		$11.32	$10.94
Total Return (c)	7.21	% (d)	4.25	% (d)	(1.56	)% (d)	10.67%	8.61%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$92,719		$86,810		$85,369		$86,035	$74,589
Ratio to average net assets:
Expenses(e),(f)	1.97%		1.99%		1.94%		2.05%	2.06%
Net investment income (loss)(e),(f),(g)	4.22%		3.43%		(0.04)%		2.74%	2.37%
Portfolio turnover rate	254%		510%		360%		148%	349%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset values for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

(e)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Includes interest expense and line of credit fees 0.12%, 0.19%, 0.14%, 0.23% and 0.22% for the fiscal years ended July 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(g)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS
July 31, 2024

1.	ORGANIZATION

The Changing Parameters Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is total return. The Fund commenced operations on October 2, 2006. The Fund is a “fund of funds” in that the Fund will generally invest in other investment companies.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller -sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value (“NAV”). Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2024 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Open End Funds	$90,521,072	$—	$—	$90,521,072
Short-Term Investment	2,503,971	—	—	2,503,971
Total	$93,025,043	$—	$—	$93,025,043

The Fund did not hold any Level 2 or 3 securities during the period. Please refer to the Schedule of Investments for industry classifications.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange-Traded Funds – The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Realized gains and losses from sales of securities are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent all earnings are distributed to shareholders on a timely basis. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended July 31, 2021 – July 31, 2023, or expected to be taken in the Fund’s July 31, 2024, tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax -basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CREDIT FACILITY

The Fund has entered into a revolving line of credit agreement with Huntington National Bank for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $ 22,000,000 or 30% of the Fund’s daily net assets. The Fund will be charged an annual commitment fee of 0.125% of the daily unused portion of the line for this agreement. In addition, the Fund is charged an origination fee of $27,500 to renew the line each year. Borrowings under this agreement bear interest at a rate equal to the Secured Overnight Financing Rate plus 1.35%, per annum, on the principal balance outstanding. During the year ended July 31, 2024, the Fund incurred $106,013 of interest expense (including origination fees and commitment fees) related to the borrowings. Average borrowings and the average interest rate during the year ended July 31, 2024 were $7,254,123 and 6.70%, respectively. The largest outstanding borrowing during the year ended July 31, 2024 was $7,395,261. As of July 31, 2024, the Fund had $0 in outstanding borrowings.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Changing Parameters, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund. For the year ended July 31, 2024, the Adviser earned fees of $1,332,693.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities. The Plan has not been activated by the Fund and the Fund has no present intention to activate the Plan. During the year ended July 31, 2024, no fees were accrued under the Plan.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and U.S. government securities, for the year ended July 31, 2024, amounted to $179,415,863 and $171,858,397, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended July 31, 2024, and July 31, 2023, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2024	July 31, 2023
Ordinary Income	$3,396,476	$513,948
Tax-exempt Income	$267,182	$113,161
Long-Term Capital Gain	—	3,477,804
Return of Capital	—	—
	$3,663,658	$4,104,913

As of July 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$4,151,086	$—	$—	$—	$—	$1,701,324	$5,852,410

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

During the fiscal period ended July 31, 2024, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to equalization credits, resulted in reclassifications for the Fund for the fiscal year ended July 31, 2024, as follows:

Paid In	Distributable
Capital	Earnings
$184,003	$(184,003)

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at July 31, 2024, were as follows:

Cost for Federal Tax purposes	$91,323,719

Unrealized Appreciation	$1,750,082
Unrealized Depreciation	(48,758)
Tax Net Unrealized Appreciation	$1,701,324

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

As of July 31, 2024, the Fund invested a portion of its assets in the Lord Abbett Floating Rate Fund, Class I (the “Lord Abbett Fund”). The Lord Abbett Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Lord Abbett Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Lord Abbett Fund. The financial statements of the Lord Abbett Fund, including the schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of July 31, 2024, the percentage of the Fund’s net assets invested in the Lord Abbett Fund was 28.6%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2024, Constellation Trust held approximately 29.5% of the voting securities of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts are also owned beneficially.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Changing Parameters Fund
and Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Changing Parameters Fund (the “Fund”), a series of Northern Lights Fund Trust, as of July 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended July 31, 2022, and prior, were audited by other auditors whose report dated September 27, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 25, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Investment Adviser

Changing Parameters, LLC

171 Main St., Suite 260

Los Altos, CA 94022

Administrator

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	10/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	10/4/24

By (Signature and Title)
/s/ Jim Colantino
Jim Colantino, Principal Financial Officer/Treasurer

Date	10/4/24